Convertible Preferred Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock and Stockholders' Deficit
Schedule of authorized, issued and outstanding shares of convertible preferred stock by series

The authorized, issued and outstanding shares of convertible preferred stock by series are as of December 31, 2011:

	Shares Authorized	Shares Outstanding	Liquidation Preference
Series A	49,973,740	39,375,697	$27,562,988

        The authorized, issued and outstanding shares of convertible preferred stock by series are as of December 31, 2012:

	Shares Authorized	Shares Outstanding	Liquidation Preference
Series A	39,375,697	39,375,697	$27,562,988
Series B	48,543,700	12,357,561	12,728,288

	87,919,397	51,733,258	$40,291,276

Schedule of shares reserved for future issuance

December 31, 2012
Conversion of preferred stock	6,897,756
Exercise of common stock warrants	342,854
Common stock options outstanding	59,409
Common stock options available for future grant	17,068

Total common shares reserved for future issuance	7,317,087